Risks and Concentration (Details) (Accounts receivable, Customer Concentration Risk, Customer A)	12 Months Ended
Dec. 31, 2014
Accounts receivable | Customer Concentration Risk | Customer A
Credit and Concentration Risks
Percentage of revenue by major customer	26.00%